Disclosure of information on segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ (4,451)	$ 74,533	$ (308,741)
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	59,534	250,134	(1,397,473)
Elimination of profit of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	(63,777)	(225,215)	645,989
Elimination of intercompany sales [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	(74,637)	(108,973)	(251,502)
Elimination of intercompany cost of sales [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	76,780	106,726	250,157
Elimination of share in the results of subsidiaries and associates [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	1,582	49,627	448,507
Elimination of intersegment other income expense amount [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ (3,933)	$ 2,234	$ (4,419)